Property, Plant and Equipment - Schedule of Property Plant and Equipment of Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Expense relating to short-term leases	$ 310	$ 243	$ 216
Total cash outflow for leases	$ 561	$ 653	$ 303